WT MUTUAL FUND

                             MONEY MARKET PORTFOLIO
                       SHORT/INTERMEDIATE BOND PORTFOLIO
                         BROAD MARKET EQUITY PORTFOLIO

                                       WT
                                  MUTUAL FUND
                                 [LOGO OMITTED]


                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1998

KW08  12/98

WT
MUTUAL FUND
[LOGO OMITTED]

DEAR SHAREHOLDER:

     The final half of 1998 was extraordinarily eventful for the capital markets and your mutual fund. As your new President I am pleased to report that despite much market turmoil your fund not only survived the storm but thrived as well. The final half of 1998 started auspiciously as concerns over corporate earnings sent both equity and bond markets tumbling in both July and August. However, two interest rate reductions engineered by The Federal Reserve Bank helped to alleviate these concerns. As the year came to a close it became more apparent that economic growth was solid and inflation has remained subdued. Full year 1998 economic growth was about 3.9%, which along with the 3.9% growth in 1997, was the fastest growth rate since 1984. Inflation, measured by the consumer price index, was 1.6%, the lowest since 1986 and second lowest since 1964.

     As reported elsewhere in this report your funds have achieved returns that continue to be very gratifying. The WT Money Market Portfolio posted a return of 5.49% for the calendar year of 1998. By comparison, the average money market fund as measured by Lipper, Inc. posted a return of 4.86%. Your fund ranked among the top 2% of mutual funds in this category.

     Your WT Short/Intermediate Bond Portfolio benefited from reduced interest rates during the year and returned 8.10% for the year compared with an average return of 6.60% for the appropriate Lipper, Inc. category. While this fund underperformed the Lehman Intermediate Government/Corporate Index return of 8.44%, it nevertheless ranked among the top 7% of its peer universe last year.

     The WT Broad Market Equity Portfolio return was 29.66% for the year, compared with the Standard and Poors 500 Index return of 28.58%. The fund's investment strategy of focusing on well positioned, well capitalized companies has continued to provide dividends. Last year, according to Lipper, Inc., the average growth oriented mutual fund rose by 22.86%. Your WT Broad Market Equity Portfolio ranked among the top one-third of nearly 1000 funds in the Lipper, Inc. growth equity category.

     Future investment direction for your fund is being positively influenced by the economic environment, it is your investment advisors intent to continue to focus on companies with strong earnings and balance sheet fundamentals. This strategy has a proven track record and will continue to be emphasized.

ECONOMIC OUTLOOK

     The U.S. economy ended 1998 on a strong note with the Gross Domestic Product exhibiting an annualized growth rate of 5.6% for the final quarter and a 3.9% rate for the entire year. Last year was the sixth consecutive year of economic growth in the U.S. and the second longest expansion in the postwar period fueled, for the most part, by consumer confidence and spending. The unemployment rate is at its lowest point since 1970, inflation is low, and consumer wealth and confidence have long been buoyed by the strength in stock prices--we expect consumer spending to remain robust as a result of these variables. The real questions for 1999 are whether there will be international economic recovery or more turmoil and how this will affect the U.S. economy. Internationally, the key areas to watch will be Japan and the rest of the Pacific Basin, Russia, Europe, Brazil and Mexico. Yet, despite the uncertainties that exist overseas, we expect the U.S. economy to exhibit growth in 1999 of approximately 2.5%, inflation to hover unchanged at around 1.5%, corporate profits to grow approximately 5-7% and year-end interest rates to be virtually flat from the beginning of the year.

EQUITY OUTLOOK

     After four exceptional years of equity performance, we are cautious in our equity forecast for 1999. On the positive side, we see little chance of inflation rising--such an event would quickly damage the equity market as low interest rates have supported the historically high valuations. We also believe that corporate earnings will still be positive due to 2.5% growth in the U.S. economy, easier comparisons to 1998 in the basic materials and financial sectors, and a better overseas economic environment for U.S. exporters. For the year, we expect earnings growth to be in the 5 to 7% range. With a stable interest rate environment, we expect the U.S. market to show a modest single digit gain for 1999. We believe the best-performing stocks will be those that can continue to generate top-line revenue growth in a low-growth economic environment. Those companies that continue to cut costs without restricting growth will also be rewarded.

FIXED INCOME OUTLOOK

     We do not foresee a great deal of interest rate movement in the bond market during the coming year based on slower economic growth and benign inflation. While there will be areas in our economy justifying higher rates, low unemployment and a strong housing market, they will be offset by slow international growth. The Federal Reserve could ease its monetary policy again early in 1999 if economic growth is tepid, but by the end of the year, this posture could change in the face of a better economic setting. Therefore, we remain positive toward bonds at the outset of the year and would focus our interest in high-quality, intermediate-term, 3 to 10 year, taxable or tax-free issues. We expect to see another good year of supply in the municipal markets but think any talk of tax reform could fall victim to the bitterness created over the Presidential impeachment process.

                                    Sincerely,

                                    [/S/ Robert J. Christian]

                                    Robert J. Christian
                                    President

February 12, 1999

     PAST   PERFORMANCE  IS  NOT  NECESSARILY   INDICATIVE  OF  FUTURE  RESULTS.
INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE SO THAT SHARE, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY (WTC) OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE WT MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00. RETURNS ARE HIGHER DUE TO WTC'S MAINTENANCE OF THE FUND EXPENSES. THE STANDARD & POORS 500 INDEX AND THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX ARE UNMANAGED MARKET INDICES WITH NO ASSOCIATED EXPENSES AND THEIR RETURNS ASSUME THE REINVESTMENT OF DIVIDENDS AND INCOME. YOU CANNOT INVEST IN AN INDEX. THE RANKINGS OF LIPPER ANALYTICAL, INC. (LIPPER, INC.) ARE BASED ON TOTAL RETURN, INCLUDING CHANGES IN PRINCIPAL VALUE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE STATED PERIOD. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PROVIDENT DISTRIBUTORS, INC.

WT MUTUAL FUND
  FINANCIAL STATEMENTS
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998 (Unaudited)

                                                      MONEY MARKET    SHORT/INTERMEDIATE      BROAD MARKET
                                                       PORTFOLIO        BOND PORTFOLIO      EQUITY PORTFOLIO
                                                     -------------------------------------------------------
ASSETS:
Investment in Series, at value (Note 2) ..........   $ 408,057,404      $  63,945,710        $ 117,583,377
Receivable for Portfolio shares sold .............              --             34,254               67,113
Unamortized organization costs (Note 2) ..........           4,440              4,384                   --
Other assets .....................................             800                124                  174
                                                     -----------------------------------------------------
Total assets .....................................     408,062,644         63,984,472          117,650,664
                                                     -----------------------------------------------------
LIABILITIES:
Dividends payable ................................       1,805,191            281,648                   --
Payable for investment purchased in Series .......              --             34,254               67,113
Accrued management fee (Note 4) ..................           7,238              1,081                1,923
Other accrued expenses ...........................          21,469             14,316               11,318
                                                     -----------------------------------------------------
Total liabilities ................................       1,833,898            331,299               80,354
                                                     -----------------------------------------------------

NET ASSETS .......................................   $ 406,228,746      $  63,653,173        $ 117,570,310
                                                     =====================================================

NET ASSETS CONSIST OF:
Shares of beneficial interest ....................   $   4,062,329      $      62,408        $      58,553
Additional paid-in capital .......................     402,170,582         61,949,030           87,578,372
Distribution in excess of net investment income ..              --                 --              (23,370)
Accumulated net realized gain (loss) on investment          (4,165)            50,597               29,647
Net unrealized appreciation of investment ........              --          1,591,138           29,927,108
                                                     -----------------------------------------------------

NET ASSETS .......................................   $ 406,228,746      $  63,653,173        $ 117,570,310
                                                     -----------------------------------------------------
Shares of beneficial interest outstanding ........     406,232,911          6,240,752            5,855,275
                                                     -----------------------------------------------------
NET ASSETS VALUE, offering and redemption price per
  share (Net assets/Outstanding shares of beneficial
  interest, $0.01 par value) .....................   $        1.00      $       10.20        $      20.08
                                                     =====================================================

The accompanying notes are an integral part of the financial statements.

WT MUTUAL FUND
  FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 1998 (Unaudited)

                                                          MONEY MARKET    SHORT/INTERMEDIATE      BROAD MARKET
                                                           PORTFOLIO        BOND PORTFOLIO      EQUITY PORTFOLIO
                                                         -------------------------------------------------------
INCOME:
  Investment income from Series .......................  $  9,583,540       $  1,798,998         $    814,190
  Expenses from Series ................................      (280,012)          (128,267)            (395,460)
                                                         -------------------------------------------------------
  Net investment income from Series ...................     9,303,528          1,670,731              418,730
                                                         -------------------------------------------------------
EXPENSES:
  Administration fee (Note 4) .........................        35,222              6,295               10,639
  Transfer agent fee (Note 4) .........................        12,651              9,810                9,486
  Trustees' fees (Note 4) .............................         2,391              2,391                2,391
  Amortization of organizational expenses (Note 2).....         3,435              3,435                   --
  Registration fees ...................................         3,998              2,016                2,718
  Professional fees ...................................         9,868              3,697                2,844
  Other ...............................................         4,557              1,288                1,672
                                                         -------------------------------------------------------
  Total expenses ......................................        72,122             28,932               29,750
                                                         -------------------------------------------------------

  Net investment income ...............................     9,231,406          1,641,799              388,980
                                                         -------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

  Net realized gain on investment transactions .........           --             75,948              552,407
  Net realized gain on future contracts ................           --                 --               49,174
  Net change in unrealized appreciation of investments..           --          1,161,237            9,633,542
                                                         -------------------------------------------------------
  Net gain on investments ..............................           --          1,237,185           10,235,123
                                                         -------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.... $  9,231,406       $  2,878,984         $ 10,624,103
                                                         =======================================================

The accompanying notes are an integral part of the financial statements.

WT MUTUAL FUND
  FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 1998 (Unaudited)

                                                          MONEY MARKET    SHORT/INTERMEDIATE      BROAD MARKET
                                                           PORTFOLIO        BOND PORTFOLIO      EQUITY PORTFOLIO
                                                         -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income ...............................  $     9,231,406    $     1,641,799      $       388,980
  Net realized gain on investment transactions ........               --             75,948              552,407
  Net realized gain on future contracts ...............               --                 --               49,174
  Net change in unrealized appreciation of investments.               --          1,161,237            9,633,542
                                                         -------------------------------------------------------
  Net increase in net assets resulting from operations.        9,231,406          2,878,984           10,624,103
                                                         -------------------------------------------------------
Distributions to shareholders:
  Net investment income ...............................       (9,231,406)        (1,641,799)            (829,875)
  Net realized gain ...................................               --         (2,458,712)          (1,926,454)
                                                         -------------------------------------------------------
Total distributions ...................................       (9,231,406)        (4,100,511)          (2,756,329)
                                                         -------------------------------------------------------
Portfolio share transactions (a):
  Receipt from shares sold ............................    1,209,046,785          2,532,984            6,287,137
  Receipt from shares issued on reinvestment of
    distributions .....................................        8,557,707          4,069,908            2,752,234
  Shares redeemed .....................................   (1,051,734,723)        (2,525,621)          (9,388,574)
                                                         -------------------------------------------------------

Net increase (decrease) in net assets from Fund
  share transactions ..................................      165,869,769          4,077,271             (349,203)
                                                         -------------------------------------------------------
Total increase in net assets ..........................      165,869,769          2,855,744            7,518,571

NET ASSETS:
  Beginning of period .................................      240,358,977         60,797,429          110,051,739
                                                         -------------------------------------------------------
  End of period .......................................  $   406,228,746    $    63,653,173      $   117,570,310
                                                         =======================================================

(A) TRANSACTIONS IN CAPITAL STOCK WERE:
  Shares sold .........................................    1,209,046,785            240,427              345,055
  Shares issued on reinvestment of distributions ......        8,557,707            392,969              145,236
  Shares redeemed .....................................   (1,051,734,723)          (240,271)            (512,440)
                                                         -------------------------------------------------------
  Net increase in shares ..............................      165,869,769            393,125              (22,149)
  Shares outstanding - Beginning balance ..............      240,363,142          5,847,627            5,877,424
                                                         -------------------------------------------------------
  Shares outstanding - Ending balance .................      406,232,911          6,240,752            5,855,275
                                                         =======================================================

The accompanying notes are an integral part of the financial statements.

WT MUTUAL FUND
  FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 1998

                                                          MONEY MARKET    SHORT/INTERMEDIATE      BROAD MARKET
                                                           PORTFOLIO        BOND PORTFOLIO      EQUITY PORTFOLIO
                                                         -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income ...............................  $    26,769,862    $     8,125,015     $       806,025
  Net realized gain (loss) on investment transactions..           (2,894)         3,219,708          13,803,874
  Net realized loss on call options written ...........               --                 --            (184,913)
  Net realized gain on future contracts ...............               --                 --             325,474
  Net change in unrealized appreciation
    of investments ....................................               --            279,498          10,913,269
                                                         -------------------------------------------------------
  Net increase in net assets resulting from operations.       26,766,968         11,624,221          25,663,729
                                                         -------------------------------------------------------
Distributions to shareholders:
  Net investment income ...............................      (26,769,862)        (8,125,015)           (697,911)
  In excess of net investment income ..................               --            (10,992)                 --
  Net realized gain ...................................               --           (600,992)        (27,817,168)
                                                         -------------------------------------------------------
Total distributions ...................................      (26,769,862)        (8,736,999)        (28,515,079)
                                                         -------------------------------------------------------
Portfolio share transactions (a):
  Receipt from shares sold ............................    2,802,359,254        144,376,638          14,765,563
  Shares issued on reinvestment of
    distributions .....................................       27,192,469          8,492,881          28,253,479
  Shares redeemed .....................................   (3,004,474,838)      (203,273,352)        (18,878,694)
                                                         -------------------------------------------------------
Net increase (decrease) in net assets from Fund
  share transactions ..................................     (174,923,115)       (50,403,833)         24,140,348
                                                         -------------------------------------------------------
Total increase (decrease) in net assets ...............     (174,926,009)       (47,516,611)         21,288,998

NET ASSETS:
  Beginning of year ...................................      415,284,986        108,314,040          88,762,741
                                                         -------------------------------------------------------
  End of year .........................................  $   240,358,977    $    60,797,429     $   110,051,739
                                                         =======================================================

(A) TRANSACTIONS IN CAPITAL STOCK WERE:*

Shares sold ...........................................    2,802,359,254         13,964,556             799,581
Shares issued on reinvestment of distributions ........       27,192,469            821,217           1,809,960
Shares redeemed .......................................   (3,004,474,838)       (19,605,986)         (1,050,386)
                                                         -------------------------------------------------------
Net increase (decrease) in shares .....................     (174,923,115)        (4,820,213)          1,559,155
Shares outstanding - Beginning balance ................      415,286,257         10,667,840           4,318,269
                                                         -------------------------------------------------------
Shares outstanding - Ending balance ...................      240,363,142          5,847,627           5,877,424
                                                         =======================================================

* Transactions in capital stock for the Short/Intermediate Bond Portfolio has been restated to reflect a 1 for 5 reverse stock split which occurred on September 25, 1997.

The accompanying notes are an integral part of the financial statements.

WT MUTUAL FUND
  FINANCIAL HIGHLIGHTS
================================================================================
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                            FOR THE SIX-MONTH                                                    FOR THE PERIOD
                                               PERIOD ENDED    FOR THE FISCAL  FOR THE FISCAL  FOR THE FISCAL  JULY 28, 1994(DAGGER)
                                            DECEMBER 31, 1998    YEAR ENDED      YEAR ENDED      YEAR ENDED         THROUGH
                                                (UNAUDITED)     JUNE 30, 1998   JUNE 30, 1997   JUNE 30, 1996    JUNE 30, 1995
                                            ----------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

NET ASSET VALUE - BEGINNING OF PERIOD .....      $   1.00         $   1.00        $   1.00        $   1.00         $   1.00
                                            ----------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
Net investment income .....................          0.03             0.05            0.05            0.05             0.05
                                            ----------------------------------------------------------------------------------
DISTRIBUTIONS:
From net investment income ................         (0.03)           (0.05)          (0.05)          (0.05)           (0.05)
                                            ----------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD ...........      $   1.00         $   1.00        $   1.00        $   1.00         $   1.00
                                            ==================================================================================
TOTAL RETURN ..............................        2.68%1            5.61%           5.43%           5.61%           5.04%1
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
Expenses 2 ................................        0.20%3            0.20%           0.20%           0.20%           0.30%3
Net investment income 2 ...................        5.24%3            5.46%           5.31%           5.47%           5.51%3
Net assets at end of period (000) .........      $406,229         $240,359        $415,285        $389,967         $380,708

                                       FOR THE SIX-MONTH  FOR THE FISCAL   FOR THE FISCAL  FOR THE FISCAL         FOR THE PERIOD
                                          PERIOD ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED       JULY 25, 1994(DAGGER)
                                       DECEMBER 31, 1998   JUNE 30, 1998    JUNE 30, 1997   JUNE 30, 1996     THROUGH JUNE 30, 1995
                                           (UNAUDITED)    (DOUBLE DAGGER)  (DOUBLE DAGGER) (DOUBLE DAGGER)       (DOUBLE DAGGER)
                                       ---------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND PORTFOLIO
NET ASSET VALUE - BEGINNING OF PERIOD .    $  10.40         $  10.15         $  10.05        $  10.25              $  10.00
                                       ---------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
  Net investment income ...............        0.28             0.59             0.65            0.65                  0.60
  Net realized and unrealized gain
    (loss) on investments .............        0.21             0.28             0.10           (0.20)                 0.25
                                       ---------------------------------------------------------------------------------------------
    Total from investment operations ..        0.49             0.87             0.75            0.45                  0.85
                                       ---------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  From net investment income ..........       (0.28)           (0.59)           (0.65)          (0.65)                (0.60)
  From net realized gain ..............       (0.41)           (0.03)              --              --                    --
                                       ---------------------------------------------------------------------------------------------
    Total distributions ...............       (0.69)           (0.62)           (0.65)          (0.65)                (0.60)
                                       ---------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD .......    $  10.20         $  10.40         $  10.15        $  10.05              $  10.25
                                       =============================================================================================
TOTAL RETURN ..........................      4.72%1            8.68%            7.51%           4.48%                8.88%1
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses 2 ..........................      0.50%3            0.50%            0.50%           0.50%                0.41%3
  Net investment income 2 .............      5.22%3            5.63%            6.27%           6.37%                6.41%3
  Portfolio turnover ..................         N/A              N/A              N/A          86.06%              128.95%3
  Net assets at end of period (000) ...     $63,653          $60,797         $108,314        $122,952              $105,020

(DAGGER) Commencement of Operations.
(DOUBLE  DAGGER)  The per  share  data has been  restated  to  reflect a 1 for 5 reverse stock split which occurred on September 25, 1997.
1    The total return for the period has not been annualized.
2 The annualized expense ratios for the Money Market Portfolio, had there been no fees waived by the Manager, would have been 0.31%, 0.31%, 0.27%, 0.27% and 0.34% for the six-month period ended December 31, 1998, the fiscal years ended June 30, 1998, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratios for the Money Market Portfolio, had there been no fees waived by the Manager, would have been 5.13%, 5.35%, 5.24%, 5.40% and 5.47% for the six-month period ended December 31, 1998, the fiscal years ended June 30, 1998, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized expense ratios for the Short/Intermediate Bond Portfolio, had there been no fees waived by the Manager, would have been 0.71%, 0.58%, 0.58%, 0.57% and 0.53% for the six-month period ended December 31, 1998, the fiscal years ended June 30, 1998, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratios for the Short/Intermediate Bond Portfolio, had there been no fees waived by the Manager, would have been 5.01%, 5.55%, 6.19%, 6.30% and 6.29% for the six-month period ended December 31, 1998, the fiscal years ended June 30, 1998, 1997, 1996, and for the period ended June 30, 1995, respectively. The expense and net investment income ratios for the for the six-month period ended December 31, 1998, the fiscal years ended June 30, 1998 and 1997 include expenses allocated from the Series. See notes to the Financial Statements for amounts.
3    Annualized.

The accompanying notes are an integral part of the financial statements.

WT MUTUAL FUND
  FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                          FOR THE SIX-MONTH                                                     FOR THE PERIOD
                                             PERIOD ENDED    FOR THE FISCAL  FOR THE FISCAL  FOR THE FISCAL  JANUARY 5, 1995(DAGGER)
                                          DECEMBER 31, 1998    YEAR ENDED      YEAR ENDED      YEAR ENDED           THROUGH
                                              (UNAUDITED)     JUNE 30, 1998   JUNE 30, 1997   JUNE 30, 1996      JUNE 30, 1995
                                          ------------------------------------------------------------------------------------------
BROAD MARKET EQUITY PORTFOLIO

NET ASSET VALUE - BEGINNING OF PERIOD ...      $  18.72         $  20.56        $ 16.58         $ 14.04            $ 12.50
                                          ------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
  Net investment income .................          0.07             0.16           0.13            0.13               0.11
  Net realized and unrealized gain
    on investments ......................          1.77             4.52           4.09            2.56               1.43
                                          ------------------------------------------------------------------------------------------
    Total from investment operations ....          1.84             4.68           4.22            2.69               1.54
                                          ------------------------------------------------------------------------------------------
DISTRIBUTIONS:
  From net investment income ............         (0.14)           (0.16)         (0.15)          (0.15)                --
  From net realized gain ................         (0.34)           (6.36)         (0.09)             --                 --
                                          ------------------------------------------------------------------------------------------
    Total distributions .................         (0.48)           (6.52)         (0.24)          (0.15)                --
                                          ------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD .........      $  20.08         $  18.72        $ 20.56         $ 16.58            $ 14.04
                                          ==========================================================================================
TOTAL RETURN ............................        9.99%1           29.09%         25.67%          19.24%            12.32%1
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses3 .............................        0.80%2            0.80%          0.80%           0.80%             0.80%2
  Net investment income3 ................        0.73%2            0.81%          0.80%           1.34%             3.06%2
  Portfolio turnover ....................           N/A              N/A            N/A          16.95%             0.00%2
  Net assets at end of period (000) .....      $117,570         $110,052        $88,763         $66,137            $20,865

(DAGGER) Commencement of Operations.
1    The total return for the period has not been annualized.
2    Annualized.
3 The annualized expense ratios for the Broad Market Equity Portfolio, had there been no fees waived by the Manager, would have been 0.90%, 0.93%, 0.94%, 1.05% and 2.56% for the six-month period ended December 31, 1998, the fiscal years ended June 30, 1998, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratios for the Broad Market Equity Portfolio, had there been no fees waived by the Manager, would have been 0.63%, 0.68%, 0.66%, 1.09% and 1.30% for the six-month period ended December 31, 1998, the fiscal years ended June 30, 1998, 1997, 1996, and for the period ended June 30, 1995, respectively. The expense and net investment income ratios for the for the six-month period ended December 31, 1998, the fiscal years ended June 30, 1998 and 1997 include expenses allocated from the Series. See notes to the Financial Statements for amounts.

The accompanying notes are an integral part of the financial statements.

WT MUTUAL FUND
  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. The WT Mutual Fund (the "Fund"), formerly the Kiewit Mutual Fund, is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. The Fund currently has three series of shares in operation: the WT Money Market Portfolio (formerly the "Kiewit Money Market Portfolio"), the WT Short/Intermediate Bond Portfolio (formerly the "Kiewit Intermediate-Term Bond Portfolio") and the WT Broad Market Equity Portfolio (formerly the "Kiewit Equity Portfolio") (each, a "Portfolio" and collectively, the "Portfolios"). Prior to December 6, 1994, the Fund was known as the Kiewit Institutional Fund.

     The investment objectives of the three Portfolios are as follows: the WT Money Market Portfolio is to provide high current income while maintaining a stable share price; the WT Short/Intermediate Bond Portfolio is to provide as high a level of current income consistent with reasonable risk; the WT Broad Market Equity Portfolio is to achieve long-term capital appreciation. Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of shares of the Trust, an open-end, management investment company that issues series of shares (individually and collectively, the "Series") having the same investment objective, policies and limitations as each of the Portfolios. As of December 31, 1998, each Portfolio owned virtually 100% of the ownership interest in its corresponding Series. The performance of the Portfolios is directly affected by the performance of the Series. The financial statements of the Trust, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

     SECURITY VALUATION. Valuation of each Portfolio is based on the underlying securities held in the corresponding Series. Each Portfolio is allocated its portion of the Series' securities market value based upon its ownership interest in the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and asked prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The WT Money Market Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

     FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and each intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 1998, the WT Money Market Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $4,000, which will expire as follows:

                                          CAPITAL LOSS      EXPIRATION
                                          CARRYFORWARD         DATE
                                          -----------------------------
         WT Money Market Portfolio          $1,000          06/30/2004
                                             3,000          06/30/2006

     INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record their share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of each Portfolio, except WT Broad Market Equity Portfolio, are declared daily from net investment income and paid to shareholders monthly. The Fund's policy is to distribute substantially all net investment income from the WT Broad Market Equity Portfolio annually. Distributions of net capital gains realized by each Portfolio will be made annually.

WT MUTUAL FUND
  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

     DEFERRED ORGANIZATION COSTS. Organization costs incurred by each Portfolio have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Portfolio commenced operations. In the event that any of the initial shares of a Portfolio are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the six-month period ended December 31, 1998, cash contributed to (additions) and cash withdrawn from (reductions) the respective Series were as follows:

                          MONEY         SHORT/INTERMEDIATE        BROAD MARKET
                          MARKET              BOND                   EQUITY
                        ------------------------------------------------------
         Additions      $1,209,046,785     $2,532,984             $6,287,137
         Reductions     (1,051,829,184)    (2,570,532)            (9,475,834)

4. MANAGEMENT AND ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective October 20, 1998, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment manager to each Series of the Trust. WTC provides the Trust with records concerning WTC's activities which the Trust is required to maintain and renders regular reports to me Trust's officers and the Board of Trustees. WTC also selects brokers and dealers to effect securities transactions. Under the investment management agreement between KIMC and the Trust on behalf of each Series, the monthly fees of the Series are at the following annual rates of their average monthly net assets: WT Money Market Series 0.20%; WT Short/Intermediate Bond Series 0.40%; and WT Broad Market Equity Series 0.70%. Although the Portfolios do not directly pay WTC for its services under the investment management agreement, each Portfolio shares in its pro rata portion allocated from its corresponding Series. WTC has agreed to waive all or a portion of its management fee and assume certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than the following percentage of the average daily net assets of each Portfolio: WT Money Market Portfolio - 0.20%, WT Short/Intermediate Bond Portfolio - 0.50%; and WT Broad Market Equity Portfolio - 0.80%. These undertakings may be amended or rescinded at any time in the future. Prior to October 20, 1998, Kiewit Investment Management Corp. ("KIMC"), a wholly owned subsidiary of Kiewit Construction Company, provided the management services.

     Effective October 20, 1998, the Fund entered into an Administrative Services Agreement with WTC. Pursuant to this agreement, WTC performs various services, including: supervision of the services provided by the Fund's custodian, transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolios; providing shareholders with information about the Portfolios and their investment as they or the Fund may request; assisting the Portfolios in conducting meetings of the shareholders; furnishing information as the Board of Trustees may require regarding the corresponding Series; and any other administrative services for the benefit of the Portfolio as the Board of Trustees may reasonably request. For its services, each Portfolio pays WTC a monthly fee equal to one-twelfth of 0.02% of the Portfolio's average net assets. Prior to October 20, 1998, KIMC provided the administrative services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, serves as Administrator to the Fund and Trust pursuant to separate Administration Agreements with the Fund and the Trust. As Administrator, PFPC is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, PFPC receives a monthly administration fee from the Trust, on behalf of each Series. Each Series pays a proportionate share of a complex-wide annual fee of 0.015% of the Trust's aggregate total average daily net assets in excess of $125 million. This asset based fee is determined on a total average daily net asset basis, and is subject to prescribed minimums.

WT MUTUAL FUND
  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

     PNC Bank, N.A. ("PNC") serves as custodian to the Fund and the Trust.

     PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of each Portfolio. For its services, the Fund pays PFPC a monthly fee of $5,000, plus out of pocket expenses.

     PFPC determines the net assets value per share of each Portfolio and provides accounting services to the Fund and Trust pursuant to separate Accounting Services Agreements with the Fund and the Trust. For its services, PFPC receives from the Trust, on behalf of each Series, the Series' proportionate share of a complex-wide annual fee of 0.015% of the Trust's aggregate total average daily net assets in excess of $100 million. This asset-based fee is determined on a total average daily net asset basis, and is subject to prescribed fixed minimums.

     Independent Trustees are each paid an annual fee of $5,000 from the Fund, plus $250 per Portfolio per meeting attended and reimbursed travel expenses in connection with meetings. Certain officers and trustees of the Trust are also officers and/or directors of WTC.

WT MUTUAL FUND
  NOTICE TO SHAREHOLDERS (UNAUDITED)
================================================================================

     At a special meeting on October 19, 1998, shareholders of the WT Mutual Fund (formerly the "Kiewit Mutual Fund") approved three proposals. The proposals and voting results were as follows:

     1. Approve the new investment advisory agreements between the WT Investment Trust I (formerly the "Kiewit Investment Trust"), on behalf of the WT Mutual Fund, and the Wilmington Trust Company. The voting results by each Portfolio are as follows:

                                                   FOR      AGAINST  ABSTAINED
                                               -----------  -------  ---------
         WT Money Market Portfolio             340,460,275   11,500   251,652
         WT Short/Intermediate Bond Portfolio    5,662,978       --   156,533
         WT Broad Market Equity Portfolio        5,601,340       --    71,134

     2. Election of two Trustees, Nicholas A. Giordano and Robert J. Christian, to the WT Mutual Fund's Board of Trustess. The voting results for each Trustee were as follows:

                                                   FOR      AGAINST  ABSTAINED
                                               -----------  -------  ---------
         Nicholas A. Giordano                  351,660,923   42,952   479,319
         Robert J. Christian                   351,672,423   31,452   479,319

     3. Approve the selection of PricewaterhouseCoopers LLP as the WT Mutual Fund's independent accountants for the fiscal year ending June 30, 1999. The voting results were as follows:

                                                   FOR      AGAINST  ABSTAINED
                                               -----------  -------  ---------
         PricewaterhouseCoopers LLP            351,724,593      --     479,319

WT INVESTMENT TRUST I
  SEMI-ANNUAL REPORT / DECEMBER 31, 1998 (UNAUDITED)
================================================================================

     (The following pages should be read in conjunction with WT Mutual Fund Semi-Annual Financial Statements.)

WT INVESTMENT TRUST I / MONEY MARKET SERIES
-------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                            MOODY'S/S&P   PRINCIPAL       VALUE
                                                              RATING       AMOUNT        (NOTE 2)
                                                            -----------  -----------   ------------
CERTIFICATES OF DEPOSIT -- 41.8%
   U.S. BANKS, U.S. BRANCHES -- 11.0%
     Chase Manhattan, 5.27%, 02/09/99 .....................   P1, A1+   $ 15,000,000   $ 15,000,000
     Harris Trust & Savings Bank, 5.09%, 03/15/99 .........   P1, A1+     15,000,000     15,000,000
     Morgan Guaranty New York, 5.24%, 03/16/99 ............   P1, A1+     15,000,000     15,000,000
                                                                                       ------------
                                                                                         45,000,000
                                                                                       ------------
   FOREIGN BANKS, FOREIGN CENTERS -- 9.8%
     Barclay's Bank, PLC, 5.68%, 03/24/99 .................   P1, A1+     10,000,000     10,012,823
     Bayerische Hypotheken-Und Vereinsbank, 5.12%, 01/25/99   P1, A1+     15,000,000     15,000,099
     Deutsche Bank, 5.21%, 03/17/99 .......................   P1, A1+     15,000,000     15,000,307
                                                                                       ------------
                                                                                         40,013,229
                                                                                       ------------
   FOREIGN BANKS, U.S. BRANCHES -- 21.0%
     Banque Nationale de Paris, 5.15%, 02/02/99 ...........   P1, A1      15,000,000     15,000,000
     Canadian Imperial Bank of Commerce, 5.11%, 01/20/99 ..   P1, A1+     15,000,000     15,000,000
     Credit Agricole Indosuez, 5.17%, 03/03/99 ............   P1, A1+     10,000,000     10,000,000
     Deutsche Bank, 5.69%, 06/03/99 .......................   P1, A1+      5,000,000      5,010,576
     Royal Bank of Canada, 5.65%, 07/12/99 ................   P1, A1+      5,500,000      5,515,501
     Societe Generale, 5.58%, 02/10/99 ....................   P1, A1+     15,000,000     15,003,628
     Toronto Dominion, 5.18%, 02/23/99 ....................   P1, A1+     10,000,000     10,000,363
     Westdeutsche Landesbank, 5.30%, 02/08/99 .............   P1, A1+     10,000,000     10,000,104
                                                                                       ------------
                                                                                         85,530,172
                                                                                       ------------
         TOTAL CERTIFICATES OF DEPOSIT (COST $155,543,401) .........................    170,543,401
                                                                                       ------------

COMMERCIAL PAPER -- 52.6%
   AUTOMOBILES -- 3.6%
     Daimler-Benz North America Corp., 5.00%, 03/26/99 ....   P1, A1       5,000,000      4,941,667
     Daimler-Benz North America Corp., 5.02%, 04/22/99 ....   P1, A1      10,000,000      9,845,217
                                                                                       ------------
                                                                                         14,786,884
                                                                                       ------------
   BANKS -- 7.3%
     Abbey National North America, 5.20%, 02/10/99 ........   P1, A1+     10,000,000      9,942,222
     Commerzbank U.S. Finance Inc., 5.03%, 03/11/99 .......   P1, A1+     10,000,000      9,903,592
     Commerzbank U.S. Finance Inc., 5.07%, 01/13/99 .......   P1, A1+     10,000,000      9,983,100
                                                                                       ------------
                                                                                         29,828,914
                                                                                       ------------
   CHEMICALS -- 4.9%
     Akzo Nobel America, Inc., 5.08%, 01/26/99 ............   P1, A1      10,000,000      9,964,722
     Akzo Nobel America, Inc., 5.09%, 01/27/99 ............   P1, A1       5,000,000      4,981,620
     Akzo Nobel America, Inc., 5.25%, 02/12/99 ............   P1, A1       5,000,000      4,969,375
                                                                                       ------------
                                                                                         19,915,717
                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I / MONEY MARKET SERIES
-------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED) -- CONTINUED
================================================================================


                                                                        MOODY'S/S&P   PRINCIPAL       VALUE
                                                                          RATING       AMOUNT        (NOTE 2)
                                                                        -----------  -----------   ------------
  FINANCIAL SERVICES -- 22.1%
     Allianz of America Finance Corp., 5.23%, 02/12/99 ...............   P1, A1    $ 10,000,000   $  9,938,983
     Allianz of America Finance Corp., 5.03%, 03/09/99 ...............   P1, A1       5,000,000      4,953,193
     Allianz of America Finance Corp., 5.10%, 03/11/99 ...............   P1, A1       5,000,000      4,951,125
     General Electric Capital Corp., 5.25%, 01/21/99 .................   P1, A1+      5,000,000      4,985,417
     J.P. Morgan & Co. Inc., 5.03%, 03/25/99 .........................   P1, A1+      3,000,000      2,965,209
     Morgan Stanley Dean Witter & Co., 5.15%, 02/05/99 ...............   P1, A1      10,000,000      9,949,931
     Morgan Stanley Dean Witter & Co., 5.10%, 02/26/99 ...............   P1, A1       5,000,000      4,960,333
     National Rural Utilities Co-op., 5.02%, 03/19/99 ................   P1, NR      20,000,000     19,785,256
     Transamerica Finance Corp., 5.18%, 02/25/99 .....................   P1, A1      13,000,000     12,897,119
     UBS Finance (DE) Inc., 5.05%, 01/22/99 ..........................   P1, A1+     15,000,000     14,955,821
                                                                                                  ------------
                                                                                                    90,342,387
                                                                                                  ------------
   LEASING -- 6.1%
     International Lease Finance Corp., 5.21%, 02/02/99 ..............   P1, A1+      5,000,000      4,976,844
     Vehicle Services of America, LOC Nationsbank, NA, 5.13%, 03/04/99   P1, A1+     20,000,000     19,823,300
                                                                                                  ------------
                                                                                                    24,800,144
                                                                                                  ------------
   OIL -- 2.5%
     Chevron Transport Corp., 5.02%, 01/14/99 ........................   P1, A1+     10,000,000      9,981,872
                                                                                                  ------------
   PHARMACEUTICALS PREPARATIONS -- 1.0%
     Zeneca Wilmington Inc., 5.08%, 01/19/99 .........................   P1, A1+      4,000,000      3,989,840
                                                                                                  ------------
   SECURITIES DEALERS -- 5.1%
     CS First Boston Inc., 5.20%, 01/19/99 ...........................   P1, A1+     10,000,000      9,974,000
     CS First Boston Inc., 5.28%, 02/02/99 ...........................   P1, A1+      5,000,000      4,976,533
     Merrill Lynch & Co., Inc., 5.04%, 01/11/99 ......................   P1, A1+      6,000,000      5,991,600
                                                                                                  ------------
                                                                                                    20,942,133
                                                                                                  ------------
         TOTAL COMMERCIAL PAPER (COST $229,587,891) ...........................................    214,587,891
                                                                                                  ------------

REPURCHASE AGREEMENT -- 5.0%
     With CS First  Boston,  Inc.: at 5.08%
        dated  12/31/98,  to be repurchased
        at    $20,626,336    on   01/04/99,
        collateralized  by $20,502,193 of a
        Federal      National      Mortgage
        Association  Discount Note maturing
        on 03/11/99, 5.08%, 01/04/99
        (COST $20,614,700) .....................................................     20,614,700     20,614,700
                                                                                                  ------------
TOTAL INVESTMENTS (COST $405,745,992)(DAGGER) -- 99.4% ........................................    405,745,992

ASSETS AND LIABILITIES, NET -- 0.6% ...........................................................      2,417,596
                                                                                                  ------------
NET ASSETS -- 100.0% ..........................................................................   $408,163,588
                                                                                                  ============

(DAGGER) Cost for Federal Income tax purposes.

WT INVESTMENT TRUST I / SHORT/INTERMEDIATE BOND SERIES
------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================


                                                                                 MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                   RATING        AMOUNT        (NOTE 2)
                                                                                 -----------   -----------   ------------
CORPORATE BONDS -- 30.0%
   BANKS -- 3.6%
     BankBoston, 6.38%, 04/15/08 ...............................................   A2, A-      $ 1,000,000   $   998,750
     First Tennessee Bank, 5.75%, 12/01/08 .....................................   A3, A-          300,000       295,875
     NationsBank Corp., 6.50%, 08/15/03 ........................................   Aa3, A        1,000,000     1,043,750
                                                                                                             -----------
                                                                                                               2,338,375
                                                                                                             -----------
   FINANCIAL -- 8.1%
     Bear Stearns Co., Inc., 6.50%, 08/01/02 ...................................   A2, A         1,000,000     1,018,750
     Ford Motor Credit Co., 7.00%, 09/25/01 ....................................   A1, A         1,000,000     1,040,000
     General Motors Acceptance Corp., 6.75%, 02/07/02 ..........................   A2, A         1,000,000     1,032,500
     Household Finance Corp., 7.25%, 07/15/03 ..................................   A2, A         1,000,000     1,058,750
     Morgan Stanley Dean Witter & Co., 6.88%, 03/01/07 .........................  Aa3, A+        1,000,000     1,050,000
                                                                                                             -----------
                                                                                                               5,200,000
                                                                                                             -----------
   INDUSTRIAL -- 12.5%
     Bausch & Lomb, Inc., 6.75%, 12/15/04 ......................................  Baa2, BBB      1,000,000     1,023,750
     Dayton Hudson Corp., 6.40%, 02/15/03 ......................................   A3, A-        1,200,000     1,236,000
     EG&G, Inc., 6.80%, 10/15/05 ...............................................   Baa2, A       1,000,000     1,080,000
     Hanson PLC, 7.38%, 01/15/03 ...............................................   A3, A-        1,000,000     1,050,000
     Hoechst-Celanese Corp., 6.13%, 02/01/04 ...................................   A2, A+        1,000,000     1,040,000
     IBM Corp., 5.10%, 11/10/03 ................................................   A1, A           500,000       495,000
     Penney (J.C.) Co., 6.13%, 11/15/03 ........................................   A2, A         1,000,000     1,028,750
     Praxair, Inc., 6.75%, 03/01/03 ............................................  A3, BBB+       1,000,000     1,025,000
                                                                                                             -----------
                                                                                                               7,978,500
                                                                                                             -----------
   TELECOMMUNICATIONS -- 1.6%
     Cable & Wireless Communications, 6.38%, 03/06/03 ..........................   A3, A-        1,000,000     1,003,750
                                                                                                             -----------
   UTILITIES -- 4.2%
     Citizens Utilities Co., 7.60%, 06/01/06 ...................................   A2, AA-       1,000,000     1,116,250
     Oklahoma Gas & Electric, 6.50%, 07/15/17 ..................................  Aa3, AA-         500,000       536,250
     Southern California Edison, 5.88%, 01/15/01 ...............................   A3, A         1,000,000     1,012,500
                                                                                                             -----------
                                                                                                               2,665,000
                                                                                                             -----------
         TOTAL CORPORATE BONDS (COST $18,772,691) ..............................                              19,185,625
                                                                                                             -----------
ASSET-BACKED SECURITIES -- 2.2%
     Contimortgage Home Equity Loan Trust, Ser. 1998-2, Cl. A6, 6.36%, 11/15/19    Aaa, AAA        600,000       603,600
     First Sierra Equipment Contract Trust, Ser. 1998-1, Cl. A4, 5.63%, 08/12/04   Aaa, AAA        800,000       796,608
                                                                                                             -----------
         TOTAL ASSET-BACKED SECURITIES (COST $1,402,507) .......................                               1,400,208
                                                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS* -- 10.8%
     Federal National Mortgage Association Notes, 6.20%, 06/26/00 ..........................     5,250,000     5,347,435
     Federal National Mortgage Association Notes, 5.42%, 01/23/01 ..........................     1,000,000     1,010,204
     Federal National Mortgage Association Notes, 7.65%, 03/10/05 ..........................       500,000       562,049
                                                                                                             -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $6,785,087) ......................................     6,919,688
                                                                                                             -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I / SHORT/INTERMEDIATE BOND SERIES
------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED) -- CONTINUED
================================================================================

                                                                           PRINCIPAL       VALUE
                                                                             AMOUNT       (NOTE 2)
                                                                          -----------   -----------
U.S. TREASURY OBLIGATIONS* -- 54.7%
     U.S. Treasury Notes, 6.88%, 08/31/99 .............................   $ 1,000,000   $ 1,014,237
     U.S. Treasury Notes, 5.88%, 11/15/99 .............................     7,600,000     7,678,541
     U.S. Treasury Notes, 5.75%, 10/31/00 .............................     2,400,000     2,446,658
     U.S. Treasury Notes, 6.25%, 04/30/01 .............................     2,750,000     2,848,568
     U.S. Treasury Notes, 5.88%, 11/30/01 .............................     4,250,000     4,393,193
     U.S. Treasury Notes, 6.13%, 12/31/01 .............................     2,000,000     2,080,861
     U.S. Treasury Notes, 6.25%, 06/30/02 .............................     2,350,000     2,466,715
     U.S. Treasury Notes, 7.50%, 02/15/05 .............................     1,500,000     1,717,327
     U.S. Treasury Notes, 6.50%, 10/15/06 .............................     6,000,000     6,671,812
     U.S. Treasury Bonds, 10.38%, 11/15/12 ............................     2,700,000     3,738,517
                                                                                        -----------
         TOTAL U.S. TREASURY OBLIGATIONS (COST $34,008,759) .........................    35,056,429
                                                                                        -----------
COMMERCIAL PAPER -- 1.1%
     American Express Commercial Paper, 3.00%, 01/04/99
       (COST $716,474) ................................................       716,474       716,474
                                                                                        -----------
TOTAL INVESTMENTS (COST $61,685,518)(DAGGER) -- 98.8% ...............................    63,278,424

ASSETS AND LIABILITIES, NET -- 1.2% .................................................       749,170
                                                                                        -----------
NET ASSETS -- 100.0% ................................................................   $64,027,594
                                                                                        ===========

* While no ratings are shown for U.S. Government Agency Obligations and U.S. Treasury Obligations, they are considered to be of the highes quality, comparable to Moody's AAA rating and S&P's Aaa rating.

(DAGGER) The cost for Federal income tax purposes. At December 31, 1998, net unrealized appreciation was $1,592,906. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,603,087, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $10,181.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I / BROAD MARKET EQUITY PORTFOLIO
-----------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                             VALUE
                                                  SHARES   (NOTE 2)
                                                  ------  ----------
COMMON STOCK -- 99.7%
  COMMUNICATION & BROADCASTING -- 11.0%
       Airtouch Communications, Inc.* ....        7,600   $  548,150
       Alltel Corp. ......................        3,600      215,325
       Ameritech Corp. ...................       13,100      830,212
       AT&T Corp. ........................       22,100    1,663,025
       Bell Atlantic Corp. ...............       19,300    1,096,481
       BellSouth Corp. ...................       23,600    1,177,050
       CBS Corp. .........................        8,700      284,925
       Clear Channel Communications,
         Inc.* ...........................        2,600      141,700
       Comcast Corp. (A Shares) ..........        4,700      275,831
       GTE Corp. .........................       11,500      775,531
       MCI Worldcom, Inc.* ...............       23,246    1,667,900
       Mediaone Group* ...................        7,700      361,900
       Nextel Communications, Inc.
         (A Shares)* .....................        3,500       82,687
       SBC Communications, Inc. ..........       22,900    1,228,012
       Sprint Corp. ......................        5,900      496,337
       Sprint Corp.-Pcs Group-
         When Issued .....................        2,950       68,219
       Tele-Communications, Inc.
         (A Shares)* .....................        6,900      381,656
       Time Warner, Inc. .................       14,000      868,875
       US West Inc. ......................        6,310      407,784
       Viacom, Inc. (B Shares)* ..........        4,500      333,000
                                                          ----------
     TOTAL COMMUNICATION & BROADCASTING ...............   12,904,600
                                                          ----------
  ELECTRIC, GAS & WATER UTILITIES -- 2.5%
       American Electric Power Co., Inc. .        2,600      122,362
       Carolina Power & Light Co. ........        2,000       94,125
       Central & South West Corp. ........        3,000       82,312
       Consolidated Edison, Inc. .........        3,200      169,200
       Dominion Resources, Inc. ..........        2,600      121,550
       Duke Power Co. ....................        4,600      294,687
       Edison International ..............        6,300      175,612
       Enron Corp. .......................        4,100      233,956
       Entergy Corp. .....................        3,300      102,712
       First Energy Corp. ................        3,100      100,944
       FPL Group, Inc. ...................        2,500      154,062
       Houston Industries, Inc. ..........        3,900      125,287
       Pacificorp ........................        4,000       84,250
       PG & E Corp. ......................        5,900      185,850
       Public Service Enterprise Group ...        3,200      128,000
       Southern Co. ......................        8,700      252,844
       Texas Utilities Co. ...............        3,300      154,069
       Unicom Corp. ......................        3,000      115,687
       Williams Cos., Inc. ...............        7,700      240,144
                                                          ----------
     TOTAL ELECTRIC, GAS & WATER UTILITIES ............    2,937,653
                                                          ----------

                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                             ------   ----------
FINANCE & INSURANCE -- 16.2%
    HOSPITAL & MEDICAL SERVICE PLANS -- 0.5%
       Aetna, Inc. .......................................    2,000   $  157,250
       Aon Corp. .........................................    2,300      127,362
       Columbia Healthcare Corp. .........................    8,200      202,950
       United Healthcare Corp. ...........................    2,600      111,962
                                                                      ----------
                                                                         599,524
                                                                      ----------
    INSURANCE CARRIERS -- 4.4%
       Allstate Corp. ....................................   10,800      417,150
       American General Corp. ............................    3,400      265,200
       American International Group,
         Inc..............................................   12,900    1,246,462
       Chubb Corp. .......................................    1,900      123,262
       CIGNA Corp. .......................................    3,000      231,937
       Cincinnati Financial Corp. ........................    2,100       76,912
       Citigroup, Inc. ...................................   22,200    1,098,900
       Conseco, Inc. .....................................    2,600       79,462
       Hartford Financial Services Group,
         Inc..............................................    3,200      175,600
       Jefferson-Pilot Corp. .............................    1,500      112,500
       Lincoln National Corp. ............................    1,300      106,356
       Loews Corp. .......................................    1,500      147,375
       Marsh & McLennan Cos., Inc. .......................    3,450      201,609
       MGIC Investment Corp. .............................    1,500       59,719
       Progressive Corporation of Ohio ...................    1,000      169,375
       Safeco Corp. ......................................    1,700       72,994
       St. Paul Cos., Inc. ...............................    2,200       76,450
       SunAmerica, Inc. ..................................    2,700      219,037
       Torchmark Corp. ...................................    1,800       63,562
       Transamerica Corp. ................................      800       92,400
       Travelers Property Casualty Corp.
         (A Shares) ......................................    1,500       46,500
       UNUM Corp. ........................................    1,800      105,075
                                                                      ----------
                                                                       5,187,837
                                                                      ----------
    SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 2.9%
       American Express Co. ..............................    5,900      603,275
       Associates First Capital Corp.
         (A shares) ......................................    8,966      379,934
       Capital One Financial Corp. .......................      800       92,000
       Federal Home Loan Mortgage
         Corp ............................................    8,800      567,050
       Federal National Mortgage
         Association .....................................   12,400      917,600
       Household International, Inc. .....................    6,346      251,460
       Paychex, Inc. .....................................    1,800       92,587
       Providian Financial Corp. .........................    1,800      135,000
       SLM Holding Corp. .................................    2,200      105,600
       Washington Mutual, Inc. ...........................    7,284      278,158
                                                                      ----------
                                                                       3,422,664
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I / BROAD MARKET EQUITY PORTFOLIO
-----------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED) -- CONTINUED
================================================================================
                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                             ------   ----------
SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 1.0%
       Charles Schwab Corp. ............................      5,400   $  303,412
       Lehman Brothers Holdings, Inc. ..................      1,200       52,875
       Merrill Lynch & Co., Inc. .......................      4,200      280,350
       Morgan Stanley Dean Witter
         & Co. .........................................      7,500      532,500
       Waddell & Reed Financial, Inc. ..................        102        2,416
       Waddell & Reed Financial, Inc.
         (B Shares)* ...................................        440       10,230
                                                                      ----------
                                                                       1,181,783
                                                                      ----------
    STATE & NATIONAL BANKS -- 7.3%
       Bank of New York Co., Inc. ......................      9,400      378,350
       Bank One Corp. ..................................     15,194      775,844
       BankAmerica Corp. New ...........................     20,565    1,236,471
       BankBoston Corp. ................................      3,800      147,962
       BB&T Corp. ......................................      3,600      145,125
       Chase Manhattan Corp. ...........................     11,200      762,300
       Comerica, Inc. ..................................      2,100      143,194
       Fifth Third Bancorp .............................      3,000      213,937
       First Union Corp. ...............................     12,100      735,831
       Fleet Financial Group, Inc. .....................      6,800      303,875
       Huntington Bancshares Inc. ......................      2,860       85,979
       J.P. Morgan & Co., Inc. .........................      2,200      231,137
       Keycorp. ........................................      6,000      192,000
       MBNA Corp. ......................................      9,450      235,659
       Mellon Bank Corp. ...............................      3,400      233,750
       Merchantile Bancorp, Inc. .......................      1,800       83,025
       National City Corp. .............................      2,900      210,250
       Northern Trust Corp. ............................      1,500      130,969
       PNC Bank Corp. ..................................      3,900      211,087
       Regions Financial Corp. .........................      2,400       96,750
       Republic New York Corp. .........................      1,400       63,787
       State Street Corp. ..............................      2,100      146,081
       Summit Bancorp ..................................      2,400      104,850
       Suntrust Banks, Inc. ............................      2,900      221,850
       Synovus Financial Corp. .........................      3,450       84,094
       U.S. Bancorp ....................................      9,900      351,450
       Wachovia Corp. ..................................      2,600      227,337
       Wells Fargo Co. .................................     21,600      862,650
                                                                      ----------
                                                                       8,615,594
                                                                      ----------
     TOTAL FINANCE & INSURANCE ....................................   19,007,402
                                                                      ----------
  MANUFACTURING -- 49.3%
    AIRCRAFT & AEROSPACE -- 1.3%
       Allied-Signal, Inc. .............................      7,200      319,050
       Boeing Co. ......................................     11,600      378,450
       Lockheed Martin Corp. ...........................      2,400      203,400
       Northrop Grumman Corp. ..........................        900       65,812
       Raytheon Co. (B Shares) .........................      4,300      228,975
       United Technologies Corp. .......................      3,200      348,000
                                                                      ----------
                                                                       1,543,687
                                                                      ----------

                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                             ------   ----------
    CHEMICAL & ALLIED PRODUCTS -- 2.0%
       Air Products & Chemicals, Inc. ................       3,800   $   152,000
       Amgen, Inc.* ..................................       4,200       439,162
       Dow Chemical Co. ..............................       3,100       281,906
       Dupont (E.I.) de Nemours & Co. ................      13,500       716,344
       Monsanto Co. ..................................       7,500       356,250
       PPG Industries, Inc. ..........................       2,500       145,625
       Praxair, Inc. .................................       2,100        74,025
       Rohm & Haas Co. ...............................       2,400        72,300
       Sigma Aldrich Corp. ...........................       1,200        35,250
       Union Carbide Corp. ...........................       1,650        70,125
       WR Grace & Company* ...........................       2,000        31,375
                                                                     -----------
                                                                       2,374,362
                                                                     -----------
    COMPUTERS & OFFICE EQUIPMENT-- 11.9%
       3Com Corp.* ...................................       4,700       210,619
       Cisco Systems, Inc.* ..........................      19,300     1,791,281
       Compaq Computer Corp. .........................      21,300       893,269
       EMC Corp.* ....................................       7,200       612,000
       Hewlett-Packard Co. ...........................      12,400       847,075
       Intel Corp. ...................................      20,200     2,394,962
       International Business Machines
         Corp ........................................      11,200     2,069,200
       Micron Technology, Inc.* ......................       2,900       146,631
       Microsoft Corp.* ..............................      30,400     4,216,100
       Pitney Bowes, Inc. ............................       3,800       251,037
       QLogic Corp.* .................................         300        39,262
       Seagate Technology, Inc.* .....................       3,300        99,825
       Xerox Corp. ...................................       4,100       483,800
                                                                     -----------
                                                                      14,055,061
                                                                     -----------
    CONSUMER PRODUCTS -- 3.1%
       Avon Products, Inc. ...........................       3,400       150,450
       Clorox Co. ....................................       1,400       163,537
       Colgate-Palmolive Co. .........................       3,700       343,637
       Gillette Co. ..................................      13,400       647,387
       Kimberly-Clark Corp. ..........................       7,100       386,950
       Maytag Corp. ..................................       2,000       124,500
       Newell Co. ....................................       2,100        86,625
       Procter & Gamble Co. ..........................      16,000     1,461,000
       Ralston Purina Group ..........................       5,200       168,350
       Wm. Wrigley, Jr. Co. ..........................       1,500       134,344
                                                                     -----------
                                                                       3,666,780
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I / BROAD MARKET EQUITY PORTFOLIO
-----------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED) -- CONTINUED
================================================================================
                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                             ------   ----------
FOOD & BEVERAGE -- 5.3%
   Agribrands International, Inc.* .....................        140   $    4,200
   Anheuser-Busch Cos., Inc. ...........................      6,200      406,875
   Archer Daniels Midland Co. ..........................      7,980      137,156
   Bestfoods, Inc. .....................................      3,800      202,350
   Campbell Soup Co. ...................................      5,800      319,000
   Coca-Cola Co. .......................................     29,400    1,966,125
   Coca-Cola Enterprises, Inc. .........................      3,000      107,250
   Conagra, Inc. .......................................      6,400      201,600
   General Mills, Inc. .................................      2,100      163,275
   Heinz (H.J.) Co. ....................................      4,700      266,137
   Hershey Foods Corp. .................................      1,900      118,156
   Kellogg Co. .........................................      5,200      177,450
   PepsiCo, Inc. .......................................     17,800      728,688
   Quaker Oats Co. .....................................      1,800      107,100
   Sara Lee Corp. ......................................     12,000      338,250
   Sysco Corp. .........................................      4,800      131,700
   The Seagram Co. Ltd. ................................      5,000      190,000
   Unilever NV .........................................      7,600      630,325
   Vlasic Foods International* .........................        580       13,811
                                                                      ----------
                                                                       6,209,448
                                                                      ----------
GAMES & TOYS -- 0.1%
   Mattel, Inc. ........................................      3,900       88,969
                                                                      ----------
IRON & STEEL -- 0.1%
   Nucor Corp. .........................................      1,500       64,875
                                                                      ----------
MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 4.3%
   AMP, Inc. ...........................................      3,000      156,188
   Applied Materials, Inc.* ............................      5,000      213,438
   Emerson Electric Co. ................................      5,600      350,350
   General Electric Co. ................................     37,000    3,776,313
   Honeywell, Inc. .....................................      1,700      128,031
   Texas Instruments, Inc. .............................      5,500      470,594
                                                                      ----------
                                                                       5,094,914
                                                                      ----------
MISC. INDUSTRIAL MACHINERY & EQUIPMENT-- 0.8%
   Baker Hughes, Inc. ..................................      2,300       40,681
   Caterpillar, Inc. ...................................      3,700      170,200
   Cooper Industries, Inc. .............................        600       28,613
   Deere & Co. .........................................      3,400      112,625
   Dover Corp. .........................................      4,000      146,500
   Eaton Corp. .........................................      1,000       70,688
   Illinois Tool Works, Inc. ...........................      3,400      197,200
   Ingersoll Rand Co. ..................................      2,300      107,956
   McDermott International, Inc. .......................      1,000       24,688
   Thermo Electron Corp.* ..............................      2,000       33,875
                                                                      ----------
                                                                         933,026
                                                                      ----------

                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                             ------   ----------
MISCELLANEOUS MANUFACTURING INDUSTRIES -- 1.7%
       Allegheny Teledyne, Inc. ....................          2,000  $    40,875
       Ascend Communications, Inc. .................          3,000      197,250
       Berkshire Hathaway, Inc. ....................
         (B Shares) ................................            116      271,425
       Corning, Inc. ...............................          4,100      184,500
       Crown Cork & Seal Co., Inc. .................          1,700       52,381
       Minnesota Mining & Manufacturing
         Co. .......................................          5,200      369,850
       Owens-Illinois, Inc. ........................          2,000       61,250
       Pioneer Hi Bred International ...............          3,300       89,100
       Sealed Air Corp.* ...........................            956       48,816
       Tyco International Ltd. .....................          7,900      595,956
       UST, Inc. ...................................          2,500       87,188
                                                                     -----------
                                                                       1,998,591
                                                                     -----------
    OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
       Schlumberger Ltd. ...........................          6,700      309,038
                                                                     -----------
    PAPER & PAPER PRODUCTS -- 0.4%
       Fort James Corp. ............................          2,600      104,000
       International Paper Co. .....................          4,100      183,731
       Weyerhaeuser Co. ............................          2,700      137,194
                                                                     -----------
                                                                         424,925
                                                                     -----------
    PHARMACEUTICAL PREPARATIONS-- 10.5%
       Abbott Laboratories .........................         19,000      931,000
       American Home Products Corp. ................         15,700      884,106
       Bristol-Meyers Squibb Co. ...................         12,200    1,632,513
       Eli Lilly & Co. .............................         13,200    1,173,150
       Johnson & Johnson Co. .......................         16,600    1,392,325
       Merck & Co., Inc. ...........................         14,600    2,156,238
       Pfizer, Inc. ................................         16,000    2,007,000
       Pharmacia & Upjohn, Inc. ....................          6,400      362,400
       Schering-Plough Corp. .......................         18,400    1,016,600
       Warner-Lambert Co. ..........................         10,100      759,394
                                                                     -----------
                                                                      12,314,726
                                                                     -----------
    PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
       Eastman Kodak Co. ...........................          4,100      295,200
                                                                     -----------
    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.0%
       Baxter International, Inc. ..................          3,500      225,094
       Becton, Dickinson & Co. .....................          3,200      136,600
       Boston Scientific Corp.* ....................          5,400      144,788
       Guidant Corp. ...............................          2,000      220,500
       Medtronic, Inc. .............................          6,000      445,500
                                                                     -----------
                                                                       1,172,482
                                                                     -----------
    PRINTING & PUBLISHING -- 0.6%
       Gannett Co., Inc. ...........................          3,800      251,513
       McGraw-Hill Cos., Inc. ......................          1,300      132,438
       New York Times Co. ..........................          2,600       90,188
       R.R. Donnelley & Sons Co. ...................          2,000       87,625
       Tribune Co. .................................          1,600      105,600
                                                                     -----------
                                                                         667,364
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I / BROAD MARKET EQUITY PORTFOLIO
-----------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED) -- CONTINUED
================================================================================

                                                               VALUE
                                                SHARES       (NOTE 2)
                                                ------      ----------
  RUBBER & PLASTICS -- 0.0%
     Goodyear Tire & Rubber Co. ......           1,100      $   55,481
                                                            ----------
  TELECOMMUNICATIONS EQUIPMENT-- 2.4%
     Lucent Technologies, Inc. .......          15,700       1,727,000
     Motorola, Inc. ..................           7,500         457,969
     Northern Telecom Ltd. ...........           8,220         412,028
     Scientific Atlanta, Inc. ........           2,000          45,625
     Tellabs, Inc.* ..................           2,500         171,406
     Uniphase Corp. ..................           1,000          69,375
                                                            ----------
                                                             2,883,403
                                                            ----------
  TEXTILES & APPAREL -- 0.2%
     Nike, Inc. ......................           3,900         158,194
     VF Corp. ........................           1,600          75,000
                                                            ----------
                                                               233,194
                                                            ----------
  TOBACCO -- 1.4%
     Philip Morris Cos., Inc. ........          29,900       1,599,650
                                                            ----------
  TRANSPORTATION EQUIPMENT-- 1.7%
     Dana Corp. ......................           2,300          94,013
     Ford Motor Co. ..................          14,500         850,969
     General Motors Corp. ............           8,900         636,906
     Rockwell International Corp. ....           2,900         140,831
     Tenneco, Inc. ...................           2,300          78,344
     Textron, Inc. ...................           2,300         174,656
     TRW, Inc. .......................           1,600          89,900
                                                            ----------
                                                             2,065,619
                                                            ----------
   TOTAL MANUFACTURING ...............................      58,050,795
                                                            ----------
MINING -- 6.2%
  ALUMINUM -- 0.2%
     Alcan Aluminum Ltd. .............           3,100          83,894
     Aluminum Co. of America .........           2,400         178,950
                                                            ----------
                                                               262,844
                                                            ----------
  CRUDE PETROLEUM & NATURAL GAS-- 1.5%
     Anadarko Petroleum Corp. ........           1,300          40,138
     Burlington Resources, Inc. ......           3,200         114,600
     Halliburton Co. .................           6,300         186,638
     Phillips Petroleum Co. ..........           3,600         153,450
     Royal Dutch Petroleum Co. .......          25,600       1,225,600
     Unocal Corp. ....................           3,400          99,238
                                                            ----------
                                                             1,819,664
                                                            ----------
  MISCELLANEOUS METAL ORES-- 0.1%
     Barrick Gold Corp. ..............           5,000          97,500
                                                            ----------

                                                                      VALUE
                                                       SHARES       (NOTE 2)
                                                       ------      ----------
PETROLEUM REFINING -- 4.4%
       Amoco Corp. ..........................          11,400      $  688,275
       Atlantic Richfield Co. ...............           4,300         280,575
       Chevron Corp. ........................           7,800         646,913
       Coastal Corp. ........................           2,800          97,825
       Exxon Corp. ..........................          29,200       2,135,250
       Mobil Corp. ..........................           9,300         810,263
       Texaco, Inc. .........................           7,200         380,700
       USX - Marathon Group .................           3,900         117,488
                                                                   ----------
                                                                    5,157,289
                                                                   ----------
     TOTAL MINING ...........................................       7,337,297
                                                                   ----------
  SERVICES -- 6.2%
    AMUSEMENT & RECREATIONAL SERVICES -- 0.6%
       Walt Disney Co. ......................          24,600         738,000
                                                                   ----------
    BUSINESS SERVICES -- 1.4%
       America Online, Inc. .................           3,800         550,050
       American Management Systems,
         Inc.* ..............................           1,000          40,000
       Automatic Data Processing, Inc. ......           3,700         296,694
       Cendant Corp.* .......................          10,000         190,625
       First Data Corp. .....................           6,000         190,125
       Interpublic Group of Cos., Inc. ......           1,600         127,600
       MBIA, Inc. ...........................           1,200          78,675
       Omnicom Group, Inc. ..................           2,100         121,800
                                                                   ----------
                                                                    1,595,569
                                                                   ----------
    COMPUTER SERVICES -- 3.5%
       BMC Software, Inc. ...................           3,200         142,600
       Computer Associates International,
         Inc. ...............................           7,900         336,738
       Computer Sciences Corp. ..............           2,000         128,875
       Dell Computer Corp.* .................          15,000       1,097,813
       Electronic Data Systems Corp. ........           6,100         306,525
       Gateway 2000, Inc. ...................           2,500         127,969
       HBO & Co. ............................           5,800         166,388
       IMS Health Inc. ......................           2,300         173,506
       Netscape Communications Corp. ........           8,900         540,675
       Nielsen Media Research Inc. ..........             766          13,788
       Oracle Corp.* ........................          12,400         534,750
       Parametric Technology Corp.* .........           3,400          55,675
       Peoplesoft,  Inc. ....................           2,750          52,078
       Sun Microsystems, Inc.* ..............           4,700         402,438
                                                                   ----------
                                                                    4,079,818
                                                                   ----------
    HOTELS, OTHER LODGING PLACES -- 0.2%
       Hilton Hotels Corp. ..................           3,400          65,025
       Marriott International, Inc.
         (A Shares) .........................           3,400          98,600
       Mirage Resorts, Inc.* ................           2,500          37,344
       Sodexho Marriott Services, Inc. ......             425          11,767
                                                                   ----------
                                                                      212,736
                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I / BROAD MARKET EQUITY PORTFOLIO
-----------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1998 (UNAUDITED) -- CONTINUED
================================================================================

                                                                      VALUE
                                                       SHARES       (NOTE 2)
                                                       ------      ----------
    MEDICAL & HEALTH SERVICES -- 0.1%
       Healthsouth Corp.* ...................           5,400      $   83,363
       Tenet Healthcare Corp.* ..............           2,000          52,500
                                                                   ----------
                                                                      135,863
                                                                   ----------
    PERSONAL SERVICES -- 0.1%
       Service Corp. International ..........           3,400         129,413
                                                                   ----------
    SANITARY SERVICES -- 0.3%
       Browning-Ferris Industries, Inc. .....           2,900          82,469
       Waste Management,  Inc. ..............           6,422         299,426
                                                                   ----------
                                                                      381,895
                                                                   ----------
     TOTAL SERVICES .........................................       7,273,294
                                                                   ----------
  TRANSPORTATION -- 1.1%
       AMR Corp.* ...........................           2,400         142,500
       Burlington Northern Santa Fe .........           6,300         212,625
       CSX Corp. ............................           3,000         124,500
       Delta Air Lines, Inc. ................           2,000         104,000
       FDX Corp.* ...........................           2,000         178,000
       Norfolk Southern Corp. ...............           5,100         161,606
       Southwest Airlines ...................           4,650         104,334
       Union Pacific Corp. ..................           3,400         153,213
       USAir Group, Inc.* ...................           1,300          67,600
                                                                   ----------
     TOTAL TRANSPORTATION ...................................       1,248,378
                                                                   ----------
  WHOLESALE & RETAIL TRADE -- 7.2%
    MISCELLANEOUS RETAIL STORES -- 1.3%
       Costco Companies, Inc.* ..............           2,900         209,344
       CVS Corp. ............................           4,800         264,000
       Dayton Hudson Corp. ..................           6,000         325,500
       Dollar General Corp. .................           2,200          51,975
       Johnson Controls, Inc. ...............           1,000          59,000
       Linens 'N Things, Inc.** .............           1,100          43,588
       Rite Aid Corp. .......................           3,200         158,600
       Staples, Inc. * ......................           3,500         152,906
       Walgreen Co. .........................           5,200         304,525
                                                                   ----------
                                                                    1,569,438
                                                                   ----------
    RETAIL APPAREL & ACCESSORY STORES -- 0.7%
       Abercrombie & Fitch Co.* .............             550          38,913
       Gap, Inc. ............................           7,650         430,313
       Kohls Corp. ..........................           1,900         116,731
       Limited, Inc. ........................           3,700         107,763
       TJX Companies, Inc. ..................           4,000         116,000
                                                                   ----------
                                                                      809,720
                                                                   ----------
    RETAIL BUILDING MATERIAL-- 1.1%
       Home Depot, Inc. .....................          17,500       1,070,781
       Lowe's Cos., Inc. ....................           4,800         245,700
                                                                   ----------
                                                                    1,316,481
                                                                   ----------
    RETAIL EATING & DRINKING PLACES -- 0.6%
       McDonald's Corp. .....................           8,700         666,638
                                                                   ----------

                                                                      VALUE
                                                       SHARES       (NOTE 2)
                                                       ------      ----------
    RETAIL FOOD STORES -- 0.6%
       Albertson's, Inc. ..................             3,300      $    210,169
       American Stores Co. ................             3,700           136,669
       Kroger Co.* ........................             4,100           248,050
       Winn Dixie Stores, Inc. ............             2,100            94,238
                                                                   ------------
                                                                        689,126
                                                                   ------------
    RETAIL - FAMILY CLOTHING STORES -- 2.6%
       Federated Department Stores, Inc.* .             2,900           126,331
       J.C. Penney Co., Inc. ..............             3,400           159,375
       K Mart Corp.* ......................             6,600           101,063
       May Department Stores Co. ..........             3,200           193,200
       Sears Roebuck & Co. ................             4,900           208,250
       Wal-Mart Stores, Inc. ..............            27,700         2,255,819
                                                                   ------------
                                                                      3,044,038
                                                                   ------------
    WHOLESALE - CHEMICALS & DRUGS -- 0.1%
       Cardinal Health, Inc. ..............             2,100           159,338
                                                                   ------------
    WHOLESALE MISCELLANEOUS -- 0.2%
       Fortune Brands, Inc. ...............             2,400            75,900
       Genuine Parts Co. ..................             2,500            83,594
       Masco Corp. ........................             4,600           132,250
                                                                   ------------
                                                                        291,744
                                                                   ------------
     TOTAL WHOLESALE & RETAIL TRADE .........................         8,546,523
                                                                   ------------
     TOTAL COMMON STOCK
       (COST $87,356,833) ...................................       117,305,942
                                                                   ------------
SHORT-TERM INVESTMENTS -- 0.2%
       Samson Street Fund -
         Money Market .....................           128,512           128,512
       Temp Cash Fund - Dollar Series .....           128,511           128,511
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (COST $257,023) ......................................           257,023
                                                                   ------------
TOTAL INVESTMENTS -- 99.9%
   (COST $87,613,856)(DAGGER) ...............................       117,562,965

LIABILITIES IN EXCESS OF ASSETS -- 0.1% .....................           119,311
                                                                   ------------
NET ASSETS -- 100.0% ........................................      $117,682,276
                                                                   ============

*   Non-income producing security

(DAGGER) The cost for Federal  income tax purposes is  $86,294,446.  At December
     31, 1998, net unrealized appreciation was $31,268,519. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $34,613,751, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,345,232.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I
---------------------
    FINANCIAL STATEMENTS
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998 (Unaudited)

                                                  MONEY MARKET        SHORT/INTERMEDIATE         BROAD MARKET
                                                     SERIES               BOND SERIES            EQUITY SERIES
                                                  ------------------------------------------------------------
ASSETS:
Investment in securities, at value* (Note 2)      $405,745,992          $ 63,278,424             $117,562,965
Receivable for beneficial interest sold ....                --                34,254                   67,113
Dividends and interest receivable ..........         2,488,399               743,301                  120,650
                                                  ------------------------------------------------------------
Total assets ...............................       408,234,391            64,055,979              117,750,728
                                                  ------------------------------------------------------------
LIABILITIES:
Accrued management fee (Note 4) ............            40,315                11,926                   59,900
Other accrued expenses (Note 4) ............            30,488                16,459                    8,552
                                                  ------------------------------------------------------------
Total liabilities ..........................            70,803                28,385                   68,452
                                                  ------------------------------------------------------------
NET ASSETS .................................      $408,163,588          $ 64,027,594             $117,682,276
                                                  ============================================================

* Investments at cost ......................      $405,745,992          $ 61,685,518             $ 87,613,856

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I
---------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 1998 (Unaudited)

                                                               MONEY MARKET        SHORT/INTERMEDIATE         BROAD MARKET
                                                                  SERIES               BOND SERIES            EQUITY SERIES
                                                               ------------------------------------------------------------
INCOME:
     Dividends ..........................................      $         --          $         --             $    759,483
     Interest ...........................................         9,586,394             1,801,310                   55,386
                                                               ------------------------------------------------------------
     Total Income .......................................         9,586,394             1,801,310                  814,869
                                                               ------------------------------------------------------------
EXPENSES:
     Management fee (Note 4) ............................           353,127               126,388                  372,768
     Administration fee (Note 4) ........................            45,463                28,811                   31,283
     Accounting fee (Note 4) ............................            41,667                23,996                   26,623
     Custodian fee (Note 4) .............................            19,193                 7,780                    8,734
     Trustees' fees (Note 4) ............................             2,391                 2,254                    2,391
     Professional fees ..................................             7,611                 4,817                    4,462
     Other ..............................................             2,430                   886                    2,437
                                                               ------------------------------------------------------------
        Total expenses before fee waivers ...............           471,882               194,932                  448,698
        Management fee waived (Note 4) ..................          (191,787)              (66,500)                 (52,909)
                                                               ------------------------------------------------------------
        Total Expenses, Net .............................           280,095               128,432                  395,789
                                                               ------------------------------------------------------------
     Net investment income ..............................         9,306,299             1,672,878                  419,080
                                                               ------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investment transactions .......              --                  76,028                  552,622
     Net realized gain on future contracts ..............              --                    --                     49,285
     Net change in unrealized appreciation of investments              --               1,162,748                9,690,503
                                                               ------------------------------------------------------------
     Net gain on investments ............................              --               1,238,776               10,292,410
                                                               ------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....      $  9,306,299          $  2,911,654             $ 10,711,490
                                                               ============================================================

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I
---------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 1998 (Unaudited)

                                                               MONEY MARKET        SHORT/INTERMEDIATE         BROAD MARKET
                                                                  SERIES               BOND SERIES            EQUITY SERIES
                                                             --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income ............................      $     9,306,299       $     1,672,878          $       419,080
     Net realized gain on investment transactions .....                 --                  76,028                  552,622
     Net realized gain on future contracts ............                 --                    --                     49,285
     Net change in unrealized appreciation
        of investments ................................                 --               1,162,748                9,690,503
                                                             --------------------------------------------------------------
Net increase in net assets resulting
   from operations ....................................            9,306,299             2,911,654               10,711,490
                                                             --------------------------------------------------------------
Transactions in beneficial interests:
     Contributions ....................................        1,209,046,785             2,532,984                6,287,137
     Withdrawals ......................................       (1,051,829,184)           (2,570,532)              (9,475,834)
                                                             --------------------------------------------------------------
Net increase (decrease) in net assets from transactions
   in interests .......................................          157,217,601               (37,548)              (3,188,697)
                                                             --------------------------------------------------------------
Total increase in net assets ..........................          166,523,900             2,874,106                7,522,793

NET ASSETS:
     Beginning of period ..............................          241,639,688            61,153,488              110,159,483
                                                             --------------------------------------------------------------
     End of period ....................................      $   408,163,588       $    64,027,594          $   117,682,276
                                                             ==============================================================

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I
---------------------
FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 1998

                                                               MONEY MARKET        SHORT/INTERMEDIATE         BROAD MARKET
                                                                  SERIES               BOND SERIES            EQUITY SERIES
                                                             --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income .............................     $    26,961,014       $     8,206,531          $       863,395
     Net realized gain (loss) on investment transactions              (2,895)            3,220,001               13,804,461
     Net realized loss on call options written .........                --                    --                   (184,915)
     Net realized gain on futures contracts ............                --                    --                    325,669
     Net change in unrealized appreciation
        (depreciation) on investments ..................                --                 279,752               10,926,841
                                                             --------------------------------------------------------------
Net increase in net assets resulting
   from operations .....................................          26,958,119            11,706,284               25,735,451
                                                             --------------------------------------------------------------
Transactions in beneficial interests:
     Contributions .....................................       2,802,458,254           144,450,638               14,839,563
     Withdrawals .......................................      (3,004,989,325)         (203,882,068)             (19,204,547)
                                                             --------------------------------------------------------------
Net increase (decrease) in net assets from transactions
   in interests ........................................        (202,531,071)          (59,431,430)              (4,364,984)
                                                             --------------------------------------------------------------
Total increase (decrease) in net assets ................        (175,572,952)          (47,725,146)              21,370,467

NET ASSETS:
     Beginning of year .................................         417,212,640           108,878,634               88,789,016
                                                             --------------------------------------------------------------
     End of year .......................................     $   241,639,688       $    61,153,488          $   110,159,483
                                                             ==============================================================


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I
---------------------
    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE TRUST. The WT Investment Trust I (the "Trust"), formerly the Kiewit Investment Trust, is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the trustees to establish additional series, each of which is a separate class of shares. The Trust currently has three series of shares in operation: WT Money Market Series (formerly the "Kiewit Money Market Series"), WT Short/Intermediate Bond Series (formerly the "Kiewit Intermediate-Term Bond Series") and WT Broad Market Equity Series (formerly the "Kiewit Equity Series") (individually and collectively referred to as "Series"). The investment objectives of the three Series are as follows: the WT Money Market Series is to provide high current income while maintaining a stable share price, the WT Short/Intermediate Bond Series is to provide as high a level of current income as is consistent with reasonable risk; and the WT Broad Market Equity Series is to achieve long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and asked prices. Price information for listed securities is taken form the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The WT Money Market Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of a Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Trust Series.

   INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from the security transactions are allocated pro rata among the investors in the Series on a daily basis.

   REPURCHASE AGREEMENTS. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize the repurchase agreements, the market value of which is required to be in an amount at least equal to 102% of the resale price. Wilmington Trust Company ("WTC"), the Trust Manager, is responsible for determining that the market value of these underlying securities is maintained at a level at least equal 102% of the resale price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   CALL AND PUT OPTIONS. The WT Short/Intermediate Bond Series and the WT Broad Market Equity Series each may write and/or purchase exchange-traded call options and purchase exchange-traded put options on securities in the Series. When a Series writes a call option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which a Series has written expires on its stipulated expiration date, or if a series enters into a closing purchase transaction, the Series realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option is sold), and the liability related to such option is extinguished. If a call option which a Series has written is exercised, the Series realizes a gain or loss from the sale of the underlying security, and the proceeds from which are increased by the premium originally received.

WT INVESTMENT TRUST I
---------------------
    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================
   FUTURES TRANSACTIONS. Certain Series may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Series is required to deposit cash or pledge U.S. Government securities as margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Series each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series' basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities, and that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. The purchase of a futures contract involves the risk that a Series could lose more than the original margin deposit required to initiate a futures transaction up to the amount of the contract.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes.

3. INVESTMENT  SECURITIES.  During the six-month period ended December 31, 1998,
   purchases  and  sales  of   investment   securities   (excluding   short-term
   investments) aggregated as follows:

                                                SHORT/INTERMEDIATE  BROAD MARKET
                                                       BOND            EQUITY
                                                --------------------------------
    Purchases ..................................    $9,086,648       $5,957,964
    Sales ......................................     7,170,547        4,746,209
    Portfolio Turnover Rate:
      Six-Month Period Ended December 31, 1998 .        11.75%            4.57%
      Fiscal Year 1998 .........................       236.36%           93.08%
      Fiscal Year 1997 .........................        51.57%           26.33%

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective October 20, 1998, the Trust, on behalf of each Series, employs WTC, a wholly owned subsidiary of Wilmington Trust Corporation, to furnish investment advisory and other services to the Trust. Pursuant to an investment management agreement with the Trust with respect to each Series, WTC manages the investment and reinvestment of their assets, provides the Trust with records concerning WTC's activities which the Trust is required to maintain, and renders regular reports to the Trust officers and the Board of Trustees. For its services under the investment management agreement for each Series, WTC receives fees from the Series at the following annual rates of their average monthly net assets, WT Money Market Series - 0.20%; WT Short/Intermediate Bond Series - 0.40%; and WT Broad Market Equity Series - 0.70. Prior to October 20, 1998, Kiewit Investment Management Corporation provided services under the investment management agreement.

   WTC has agreed to waive all or a portion of its management fee and assume certain fund expenses in an amount that will limit annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to not more than the following percentage of the average daily net assets of each WT Mutual Fund Portfolio: WT Money Market Portfolio - 0.20%, WT Short/Intermediate Bond Portfolio - 0.50%; and WT Broad Market Equity Portfolio - 0.80%. These undertakings may be amended or rescinded at any time in the future.

   PFPC Inc. ("the PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, serves as Administrator to the Trust and Fund pursuant to separate Administration Agreements with the Fund and the Trust. As Administrator, PFPC is responsible for service such as financial reporting, compliance monitoring and corporate management. For the services provided, PFPC receives a monthly administration fee from the Trust, on behalf of each Series. Each Series pays a proportionate share of a complex-wide annual fee of 0.015% of the Trust's aggregate total average daily net assets in excess of $125 million. This asset based fee is determined on a total average daily net asset basis, and is subject to prescribed minimums.

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

WT INVESTMENT TRUST I
---------------------
    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   PFPC determines the net asset value of each Series and provides accounting services to the Trust pursuant an Accounting Services Agreement with the Trust on behalf of each Series. For its services, PFPC receives from the Trust, on behalf of each Series, the Series' proportionate share of a complex-wide annual fee of 0.015% of the Trust's aggregate total average daily net assets in excess of $100 million. This asset-based fee is determined on a total average daily net asset basis, and is subject to prescribed fixed minimums.

   PNC Bank, N.A. services as custodian to the Fund and the Trust.

   Independent Trustees are each paid an annual fee of $5,000 from the Trust, plus $250 per Series per meeting attended and reimbursed travel expenses in connection with meetings. Certain officers and trustees of the Trust are also officers and/or directors of WTC.

                                       29